UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  650 Madison Ave
          25th Floor
          New York, New York 10022

13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2213


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York         November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $ 36,289
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2          COLUMN 3     COLUMN 4    COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                                               VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT PRN CALL   DISCRETION  MNGRS    SOLE    SHARED  NONE
COLE KENNETH PRODTNS INC       CL A               193294105     952      94,901 SH           SOLE      NONE    94,901
COMCAST CORP NEW               CL A SPL           20030N200   1,937     120,450 SH           SOLE      NONE   120,450
COWEN GROUP INC                COM                223621103     330      46,315 SH           SOLE      NONE    46,315
DISH NETWORK CORP              CL A               25470M109   1,115      57,900 SH           SOLE      NONE    57,900
E M C CORP MASS                COM                268648102   2,158     126,650 SH           SOLE      NONE   126,650
ECHOSTAR CORP                  CL A               278768106   2,372     128,489 SH           SOLE      NONE   128,489
EDGE PETE CORP DEL             PFD CONV A         279862205      35      20,100 SH           SOLE      NONE    20,100
GRUPO AEROPORTUARIO CTR NORT   SPON ADR           400501102   1,066      84,774 SH           SOLE      NONE    84,774
HARTFORD FINL SVCS GROUP INC   COM                416515104     398      15,000 SH           SOLE      NONE    15,000
HARTFORD FINL SVCS GROUP INC   COM                416515104   1,246      47,000     CALL     SOLE      NONE    47,000
INVESTORS BANCORP INC          COM                46146P102   2,824     266,150 SH           SOLE      NONE   266,150
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT       46428R107     594      20,000     CALL     SOLE      NONE    20,000
JACKSON HEWITT TAX SVCS INC    COM                468202106     184      36,050 SH           SOLE      NONE    36,050
JAKKS PAC INC                  COM                47012E106     381      26,600 SH           SOLE      NONE    26,600
LEAP WIRELESS INTL INC         COM NEW            521863308     809      41,400     CALL     SOLE      NONE    41,400
MASTERCARD INC                 CL A               57636Q104   1,670       8,260 SH           SOLE      NONE     8,260
MGIC INVT CORP WIS             COM                552848103     415      56,000 SH           SOLE      NONE    56,000
MI DEVS INC                    CL A SUB VTG       55304X104   2,500     185,900 SH           SOLE      NONE   185,900
MICROSOFT CORP                 COM                594918104     928      36,100 SH           SOLE      NONE    36,100
NU HORIZONS ELECTRS CORP       COM                669908105     826     208,703 SH           SOLE      NONE   208,703
PACER INTL INC TENN            COM                69373H106     778     201,600 SH           SOLE      NONE   201,600
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT       73935S105     574      26,000     CALL     SOLE      NONE    26,000
PROSHARES TR                   PSHS ULTSH 20YRS   74347R297   1,447      32,885 SH           SOLE      NONE    32,885
REDDY ICE HLDGS INC            COM                75734R105      90      16,500 SH           SOLE      NONE    16,500
SMART MODULAR TECHNOLOGIES I   ORD SHS            G82245104     401      84,251 SH           SOLE      NONE    84,251
TERRA INDS INC                 COM                880915103   1,119      32,290 SH           SOLE      NONE    32,290
TFS FINL CORP                  COM                87240R107   2,505     210,500 SH           SOLE      NONE   210,500
TRIPLE-S MGMT CORP             CL B               896749108   1,066      63,564 SH           SOLE      NONE    63,564
VALERO ENERGY CORP NEW         COM                91913Y100   1,741      89,800     CALL     SOLE      NONE    89,800
WELLPOINT INC                  COM                94973V107   2,044      43,150 SH           SOLE      NONE    43,150
WENDYS ARBYS GROUP INC         COM                950587105     350      74,000 SH           SOLE      NONE    74,000
XYRATEX LTD                    COM                G98268108   1,435     150,920 SH           SOLE      NONE   150,920

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